IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Apr. 30, 2020	Oct. 31, 2019
Disclosure of contractual obligations [line items]
Deposits	$ 543,788	$ 485,712
Personal [member]
Disclosure of contractual obligations [line items]
Deposits	194,080	178,091
Business And Government Deposits And Secured Borrowings [member]
Disclosure of contractual obligations [line items]
Deposits	332,200	296,400
Bank [member]
Disclosure of contractual obligations [line items]
Deposits	$ 17,497	$ 11,224